Related party transactions - Other transactions with TELUS Corporation (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions
Amounts due from affiliates, receivable period			30 days
Shares issued			$ 3	$ 4	$ 3
TELUS (parent)
Related party transactions
Portion of consideration paid (received) consisting of cash and cash equivalents	$ 2	$ 1
Identifiable assets acquired (liabilities assumed)		2			$ 2
Increase (decrease) in goodwill		$ 9